Expense Example - NEOS Boosted S&P 500(R) High Income ETF [Member]	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	$ 312